Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000037909 | 825252885 | Invesco Government & Agency Portfolio, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000037909 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000037909 | 595017104 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037909 | 830830105 | Champion Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037909 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037909 | 74743L100 | Qnity Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037909 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037909 | 980745103 | Woodward, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037909 | 971378104 | WillScot Holdings Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037909 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037909 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	4.50%
C000037909 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	92.60%
C000037909 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	2.90%
C000037909 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000037909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037909 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000037909 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000037909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000037909 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000037909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000037909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000037909 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000037908 | 825252885 | Invesco Government & Agency Portfolio, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000037908 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000037908 | 595017104 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037908 | 830830105 | Champion Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037908 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037908 | 74743L100 | Qnity Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000037908 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000037908 | 980745103 | Woodward, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037908 | 971378104 | WillScot Holdings Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037908 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037908 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	4.50%
C000037908 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	92.60%
C000037908 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	2.90%
C000037908 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000037908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037908 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000037908 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000037908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000037908 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000037908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000037908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000037908 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000171454 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171454 | 830830105 | Champion Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171454 | 971378104 | WillScot Holdings Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171454 | 816850101 | Semtech Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171454 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171454 | 443320106 | Hub Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171454 | 13646K108 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171454 | 60934N500 | Federated Hermes Treasury Obligations Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171454 | 09248U718 | Blackrock Liquidity Funds T-Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171454 | 49926D109 | Knowles Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171454 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	92.80%
C000171454 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	7.10%
C000171454 | Equity OptionIWM P263_20260518_L
Holdings [Line Items]
Percent of Total Investments	0.10%
C000171454 | Long_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171454 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171454 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171454 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171454 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171454 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171454 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171454 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000171454 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000171454 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000171454 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000171454 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000003538 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003538 | 595017104 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003538 | 830830105 | Champion Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003538 | 980745103 | Woodward, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003538 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003538 | 879360105 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003538 | 049560105 | Atmos Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003538 | 031100100 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003538 | 928881101 | Vontier Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003538 | 044186104 | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003538 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	2.40%
C000003538 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	95.40%
C000003538 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	2.20%
C000003538 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003538 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003538 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003538 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003538 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003538 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003538 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000003538 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003538 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000003538 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000003539 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003539 | 595017104 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003539 | 830830105 | Champion Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003539 | 980745103 | Woodward, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003539 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003539 | 879360105 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003539 | 049560105 | Atmos Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003539 | 031100100 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003539 | 928881101 | Vontier Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003539 | 044186104 | Ashland, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003539 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	2.40%
C000003539 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	95.40%
C000003539 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	2.20%
C000003539 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003539 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003539 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003539 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003539 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003539 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003539 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000003539 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003539 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000003539 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000003540 | 825252885 | Invesco Government & Agency Portfolio, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003540 | 830830105 | Champion Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003540 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003540 | 49926D109 | Knowles Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003540 | 14057J101 | Capitol Federal Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003540 | 984017103 | Xenia Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003540 | 52603A208 | LendingClub Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003540 | 60786M105 | Moelis & Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003540 | 09180C106 | BJ's Restaurants, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003540 | 556269108 | Steven Madden Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003540 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	3.90%
C000003540 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	92.00%
C000003540 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	4.10%
C000003540 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003540 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003540 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003540 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003540 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003540 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000003540 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003540 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000003540 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003540 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003540 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003541 | 825252885 | Invesco Government & Agency Portfolio, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003541 | 830830105 | Champion Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003541 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003541 | 49926D109 | Knowles Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003541 | 14057J101 | Capitol Federal Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003541 | 984017103 | Xenia Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003541 | 52603A208 | LendingClub Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003541 | 60786M105 | Moelis & Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003541 | 09180C106 | BJ's Restaurants, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003541 | 556269108 | Steven Madden Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003541 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	3.90%
C000003541 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	92.00%
C000003541 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	4.10%
C000003541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003541 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003541 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003541 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003541 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000003541 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003541 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000003541 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003541 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003543 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003543 | 830830105 | Champion Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003543 | 816850101 | Semtech Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003543 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003543 | 443320106 | Hub Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003543 | 49926D109 | Knowles Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003543 | 879360105 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003543 | 55306N104 | MKS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003543 | 32055Y201 | First Interstate BancSystem, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003543 | 359694106 | HB Fuller Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003543 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	2.40%
C000003543 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	95.10%
C000003543 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	2.50%
C000003543 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003543 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003543 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003543 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003543 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003543 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000003543 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003543 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003543 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000003543 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000003544 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003544 | 830830105 | Champion Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003544 | 816850101 | Semtech Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003544 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003544 | 443320106 | Hub Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003544 | 49926D109 | Knowles Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003544 | 879360105 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003544 | 55306N104 | MKS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003544 | 32055Y201 | First Interstate BancSystem, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003544 | 359694106 | HB Fuller Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003544 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	2.40%
C000003544 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	95.10%
C000003544 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	2.50%
C000003544 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003544 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003544 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003544 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003544 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003544 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000003544 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003544 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003544 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000003544 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%